SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Net Income (Loss) Per Common Share Data) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net income (loss)	$ (12,421,253)	$ (932,416)	$ (15,348,138)	$ (2,795,262)	$ 3,225,214	$ (238,969)
Net income (loss) per common share:
Basic	$ (0.15)	$ (0.01)	$ (0.18)	$ (0.03)	$ 0.04	$ 0.00
Diluted					$ 0.04	$ 0.00
Weighted average number of common shares outstanding:
Basic	85,654,416	80,414,980	83,644,201	80,986,409	80,842,377	82,389,409
Diluted					82,241,880	82,389,409
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					2,300,000	2,300,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					300,000	300,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share					2,000,000	2,000,000